UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vollero Beach Capital Partners LLC

Address:   777 Third Avenue
           14th Floor
           New York, NY 10017


Form 13F File Number: 028-14279


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lubman
Title:  Chief Financial Officer
Phone:  (212) 584-4784

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lubman                 New York, NY                       5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $    1,023,420
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14281             Robert A. Vollero, Jr.
----  --------------------  ----------------------------------------------------
2     028-14280             Gentry T. Beach
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANADARKO PETE CORP           COM             032511107   18,661   213,388 SH       DEFINED    1,2        213,388      0    0
BALL CORP                    COM             058498106   20,870   438,621 SH       DEFINED    1,2        438,621      0    0
CABOT OIL & GAS CORP         COM             127097103   19,439   287,520 SH       DEFINED    1,2        287,520      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    4,938    79,521 SH       DEFINED    1,2         79,521      0    0
COBALT INTL ENERGY INC       COM             19075F106   22,699   804,912 SH       DEFINED    1,2        804,912      0    0
COBALT INTL ENERGY INC       COM             19075F106   18,364   651,200     CALL DEFINED    1,2        651,200      0    0
CONSOL ENERGY INC            COM             20854P109    9,334   277,385 SH       DEFINED    1,2        277,385      0    0
CSX CORP                     COM             126408103    8,523   346,027 SH       DEFINED    1,2        346,027      0    0
DANAHER CORP DEL             COM             235851102   13,113   210,987 SH       DEFINED    1,2        210,987      0    0
DELTA AIR LINES INC DEL      COM NEW         247361702    9,574   579,883 SH       DEFINED    1,2        579,883      0    0
DENBURY RES INC              COM NEW         247916208   67,872 3,639,246 SH       DEFINED    1,2      3,639,246      0    0
DU PONT E I DE NEMOURS & CO  COM             263534109   41,162   837,300     PUT  DEFINED    1,2        837,300      0    0
EASTMAN CHEM CO              COM             277432100   37,387   535,090 SH       DEFINED    1,2        535,090      0    0
EQT CORP                     COM             26884L109   33,889   500,203 SH       DEFINED    1,2        500,203      0    0
EXCO RESOURCES INC           COM             269279402    3,174   445,100     PUT  DEFINED    1,2        445,100      0    0
FLOWSERVE CORP               COM             34354P105   13,843    82,543 SH       DEFINED    1,2         82,543      0    0
FOREST OIL CORP              COM PAR $0.01   346091705    8,432 1,603,000     PUT  DEFINED    1,2      1,603,000      0    0
GENESEE & WYO INC            CL A            371559105    5,879    63,139 SH       DEFINED    1,2         63,139      0    0
GOODRICH PETE CORP           COM NEW         382410405   23,934 1,529,327 SH       DEFINED    1,2      1,529,327      0    0
GRACE W R & CO DEL NEW       COM             38388F108   69,274   893,748 SH       DEFINED    1,2        893,748      0    0
GRACE W R & CO DEL NEW       COM             38388F108   20,649   266,400     CALL DEFINED    1,2        266,400      0    0
GULFPORT ENERGY CORP         COM NEW         402635304   82,608 1,802,498 SH       DEFINED    1,2      1,802,498      0    0
GULFPORT ENERGY CORP         COM NEW         402635304    4,583   100,000     PUT  DEFINED    1,2        100,000      0    0
HALCON RES CORP              COM NEW         40537Q209   22,922 2,942,445 SH       DEFINED    1,2      2,942,445      0    0
HESS CORP                    COM             42809H107   11,651   162,694 SH       DEFINED    1,2        162,694      0    0
ISHARES INC                  MSCI UTD KINGD  464286699    6,303   345,005 SH       DEFINED    1,2        345,005      0    0
KBR INC                      COM             48242W106    2,374    74,016 SH       DEFINED    1,2         74,016      0    0
KIRBY CORP                   COM             497266106    7,646    99,559 SH       DEFINED    1,2         99,559      0    0
KODIAK OIL & GAS CORP        COM             50015Q100   13,481 1,483,019 SH       DEFINED    1,2      1,483,019      0    0
LINN ENERGY LLC              UNIT LTD LIAB   536020100    9,489   249,900     PUT  DEFINED    1,2        249,900      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100    9,015   142,440 SH       DEFINED    1,2        142,440      0    0
MAGNUM HUNTER RES CORP DEL   COM             55973B102    4,342 1,082,834 SH       DEFINED    1,2      1,082,834      0    0
MARATHON PETE CORP           COM             56585A102    4,074    45,470 SH       DEFINED    1,2         45,470      0    0
MASTEC INC                   COM             576323109    4,341   148,934 SH       DEFINED    1,2        148,934      0    0
MONSANTO CO NEW              COM             61166W101    3,997    37,839 SH       DEFINED    1,2         37,839      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103   10,659   279,390 SH       DEFINED    1,2        279,390      0    0
NORFOLK SOUTHERN CORP        COM             655844108   11,383   147,681 SH       DEFINED    1,2        147,681      0    0
OASIS PETE INC NEW           COM             674215108    9,654   253,585 SH       DEFINED    1,2        253,585      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106    1,626   160,948 SH       DEFINED    1,2        160,948      0    0
PACKAGING CORP AMER          COM             695156109   21,792   485,674 SH       DEFINED    1,2        485,674      0    0
PLAINS EXPL& PRODTN CO       COM             726505100   15,157   319,300     CALL DEFINED    1,2        319,300      0    0
ROCKWOOD HLDGS INC           COM             774415103   13,046   199,355 SH       DEFINED    1,2        199,355      0    0
ROWAN COMPANIES PLC          SHS CL A        G7665A101   10,188   288,120 SH       DEFINED    1,2        288,120      0    0
SANDRIDGE ENERGY INC         COM             80007P307    1,379   261,631 SH       DEFINED    1,2        261,631      0    0
SANDRIDGE ENERGY INC         COM             80007P307   24,120 4,576,800     PUT  DEFINED    1,2      4,576,800      0    0
SCORPIO TANKERS INC          SHS             Y7542C106    8,571   960,910 SH       DEFINED    1,2        960,910      0    0
SELECT SECTOR SPDR TR        SBI MATERIALS   81369Y100   39,219 1,001,000     PUT  DEFINED    1,2      1,001,000      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   95,918 1,209,400     PUT  DEFINED    1,2      1,209,400      0    0
SEMGROUP CORP                CL A            81663A105   17,592   340,142 SH       DEFINED    1,2        340,142      0    0
SPDR S&P 500 ETF TR          TR UNIT         78462F103   60,224   384,400     PUT  DEFINED    1,2        384,400      0    0
STONE ENERGY CORP            COM             861642106    6,070   279,103 SH       DEFINED    1,2        279,103      0    0
TALISMAN ENERGY INC          COM             87425E103    9,254   755,388 SH       DEFINED    1,2        755,388      0    0
TALISMAN ENERGY INC          COM             87425E103   14,179 1,157,500     CALL DEFINED    1,2      1,157,500      0    0
TESORO CORP                  COM             881609101   15,889   271,383 SH       DEFINED    1,2        271,383      0    0
THE ADT CORPORATION          COM             00101J106   15,834   323,532 SH       DEFINED    1,2        323,532      0    0
TYCO INTERNATIONAL LTD       SHS             H89128104   16,151   504,734 SH       DEFINED    1,2        504,734      0    0
ULTRA PETROLEUM CORP         COM             903914109    5,602   278,700     CALL DEFINED    1,2        278,700      0    0
UNITED CONTL HLDGS INC       COM             910047109    4,271   133,416 SH       DEFINED    1,2        133,416      0    0
W & T OFFSHORE INC           COM             92922P106    7,819   550,645 SH       DEFINED    1,2        550,645      0    0
WESTLAKE CHEM CORP           COM             960413102   31,036   331,941 SH       DEFINED    1,2        331,941      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
WHITING PETE CORP NEW        COM             966387102   50,050   984,456 SH       DEFINED    1,2        984,456      0    0
WHITING PETE CORP NEW        COM             966387102   11,322   222,700     CALL DEFINED    1,2        222,700      0    0


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